Deposits - Time Deposit Maturities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Financial Services, Banking and Thrift [Abstract]
Remaining nine months ending, December 31, 2023	$ 99,479	$ 130,833
2024	191,983	114,613	$ 153,075
2025	132,500	133,679	94,816
2026	82,716	82,141	45,724
2027	49,528	49,529	3,449
2028	77,838	77,386	1,827
Total	$ 634,044	$ 588,181	$ 298,891